                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ X  ]; Amendment Number:  1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON A PREVIOUSLY
FILED FORM 13F FILED PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JUNE 18, 2001.

Institutional Investment Manager Filing this Report:

Name:    Bunker Capital, L.L.C.
Address: 411 West Putnam Avenue
         Suite 420
         Greenwich, CT  06830

Form 13F File Number: 28-7834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Jackson
Title:   Managing Member
Phone:   203-863-7833

Signature, Place, and Date of Signing:

         /s/ Robin Jackson   Greenwich, CT        6/20/2001
    _______________________  ___________________  _______________
         [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     171

Form 13F Information Table Value Total:     $259,481
                                              [thousands]


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE
                                                         December, 2000

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7  COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS     SOLE     SHARED   NONE
--------------           --------    -----      -------   -------  --------   ----------     -----    ----------------------
AlcoaInc.                COM         1381710      528,831  15,786 SH          Sole           None     Sole
AppleComputerInc.        COM         3783310      554,376  37,269 SH          Sole           None     Sole
AbbottLaboratories       COM         282410     1,397,809  28,858 SH          Sole           None     Sole
AdobeSystemsInc.         COM         00724F10   1,197,499  20,580 SH          Sole           None     Sole
ADCTelecommunications    COM         88610      1,464,591  80,805 SH          Sole           None     Sole
Adelphia
  Communications         COM         684810       541,753  10,494 SH          Sole           None     Sole
AutomaticData
  Processing             COM         5301510      702,769  11,100 SH          Sole           None     Sole
AmericanHomeProducts     COM         2660910    1,492,154  23,480 SH          Sole           None     Sole
AmericanInt'lGroupInc    COM         2687410    4,146,032  42,065 SH          Sole           None     Sole
Allstate
 CorporationThe          COM         20002100     509,681  11,700 SH          Sole           None     Sole
AlteraCorp.              COM         21441100   1,200,508  45,625 SH          Sole           None     Sole
AppliedMaterials         COM         38222100   1,874,510  49,087 SH          Sole           None     Sole
AppliedMicroCircuits     COM         03822W10   2,059,908  27,454 SH          Sole           None     Sole
AmgenInc.                COM         316210     3,393,675  53,078 SH          Sole           None     Sole
Amazon.comInc.           COM         2313510      255,474  16,416 SH          Sole           None     Sole
AmericaOnlineInc.        COM         02364J10   1,450,186  41,672 SH          Sole           None     Sole
Ariba                    COM         04033V10     826,898  15,420 SH          Sole           None     Sole
AtmelCorporation         COM         4951310      280,418  24,122 SH          Sole           None     Sole
AmericanExpress
 Company                 COM         2581610    1,361,791  24,788 SH          Sole           None     Sole
BoeingCompanyThe         COM         9702310    1,108,800  16,800 SH          Sole           None     Sole
BankofAmericaCorp.       COM         6050510    1,312,025  28,600 SH          Sole           None     Sole
BedBath&BeyondInc.       COM         7589610      749,965  33,518 SH          Sole           None     Sole
BEASystemsInc.           COM         7332510    1,561,650  23,200 SH          Sole           None     Sole
BiogenInc.               COM         9059710      824,658  13,730 SH          Sole           None     Sole
BankofNewYorkCo.The      COM         6405710      756,069  13,700 SH          Sole           None     Sole
BellSouthCorporation     COM         7986010    1,367,313  33,400 SH          Sole           None     Sole
BMCSoftwareInc.          COM         5592110      245,756  17,554 SH          Sole           None     Sole
BiometInc.               COM         9061310      827,683  20,855 SH          Sole           None     Sole
Bristol-Myers
  SquibbCo.              COM         11012210   2,646,963  35,800 SH          Sole           None     Sole
BroadcomCorporation      COM         11132010   1,265,208  15,062 SH          Sole           None     Sole
Anheuser-Busch
  Companies              COM         3522910      805,350  17,700 SH          Sole           None     Sole
BroadVisionInc.          COM         11141210     298,218  25,246 SH          Sole           None     Sole
CitigroupInc.            COM         17296710   4,647,045  91,007 SH          Sole           None     Sole


                                4




ComputerAssociates
  Int'l                  COM         20491210     213,876  10,968 SH          Sole           None     Sole
ConAgraFoodsInc.         COM         20588710     327,600  12,600 SH          Sole           None     Sole
CarnivalCorporation      COM         14365810     322,853  10,478 SH          Sole           None     Sole
ClearChannelCommunic.    COM         18450210     522,834  10,794 SH          Sole           None     Sole
ConcordEFSInc.           COM         20619710     811,877  18,478 SH          Sole           None     Sole
ChironCorporation        COM         17004010   1,018,828  22,895 SH          Sole           None     Sole
CheckPoint
  SoftwareTech           COM         M2246510   1,402,406  10,500 SH          Sole           None     Sole
ChevronCorporation       COM         16675110     978,293  11,586 SH          Sole           None     Sole
CIENACorporation         COM         17177910   2,095,206  25,807 SH          Sole           None     Sole
ChaseManhattanCorp.      COM         16161A10   1,053,877  23,194 SH          Sole           None     Sole
ComcastCorporation       COM         20030020   1,977,990  47,377 SH          Sole           None     Sole
ComverseTechnology       COM         20586240   1,616,123  14,878 SH          Sole           None     Sole
ConexantSystemsInc.      COM         20714210     352,103  22,901 SH          Sole           None     Sole
CostcoWholesaleCorp.     COM         22160K10   1,058,663  26,508 SH          Sole           None     Sole
CompaqComputerCorp.      COM         20449310     451,500  30,000 SH          Sole           None     Sole
CiscoSystemsInc.         COM         17275R10  11,998,490 313,686 SH          Sole           None     Sole
CintasCorporation        COM         17290810     792,653  14,903 SH          Sole           None     Sole
CitrixSystemsInc.        COM         17737610     525,758  23,367 SH          Sole           None     Sole
E.I.DuPontdeNemours      COM         26353410     896,100  18,548 SH          Sole           None     Sole
DellComputer
  Corporation            COM         24702510   1,955,633 112,151 SH          Sole           None     Sole
WaltDisneyCompanyThe     COM         25468710   1,073,581  37,100 SH          Sole           None     Sole
EchoStar
  Communications         COM         27876210     405,064  17,805 SH          Sole           None     Sole
DowChemicalCompany       COM         26054310     432,175  11,800 SH          Sole           None     Sole
eBayInc.                 COM         27864210     429,165  13,005 SH          Sole           None     Sole
EMCCorporation           COM         26864810   2,508,646  37,724 SH          Sole           None     Sole
EnronCorp.               COM         29356110   1,088,938  13,100 SH          Sole           None     Sole
LMEricsson
  TelephoneCo.           COM         29482140     838,805  74,977 SH          Sole           None     Sole
ExodusCommunications     COM         30208810     635,600  31,780 SH          Sole           None     Sole
FordMotorCompany         COM         34537086     690,422  29,458 SH          Sole           None     Sole
FleetBostonFinancial     COM         33903010     597,319  15,902 SH          Sole           None     Sole
FiservInc.               COM         33773810     589,838  12,434 SH          Sole           None     Sole
Flextronics
  International          COM         Y2573F10     897,750  31,500 SH          Sole           None     Sole
FannieMae                COM         31358610   1,596,634  18,405 SH          Sole           None     Sole
SprintFONGroup           COM         85206110     322,969  15,900 SH          Sole           None     Sole
FreddieMac               COM         31340030     902,400  13,102 SH          Sole           None     Sole
FirstarCorporation       COM         33763V10     399,296  17,174 SH          Sole           None     Sole
FirstUnionCorporation    COM         33735810     541,537  19,471 SH          Sole           None     Sole
GilletteCompanyThe       COM         37576610     643,025  17,800 SH          Sole           None     Sole
GeneralElectric
  Company                COM         36960410   8,508,091 177,483 SH          Sole           None     Sole
CorningIncorporated      COM         21935010     839,719  15,900 SH          Sole           None     Sole
GeneralMotorsCorp.       COM         37044210     546,305  10,725 SH          Sole           None     Sole
Gemstar-TVGuideInt'l     COM         36866W10   1,420,604  30,799 SH          Sole           None     Sole
GapInc.The               COM         36476010     458,643  17,986 SH          Sole           None     Sole
GlobalCrossingLtd.       COM         G3921A10     226,767  15,844 SH          Sole           None     Sole


                                5




HCA-TheHealthcareCo.     COM         40411910     461,005  10,475 SH          Sole           None     Sole
HomeDepotInc.The         COM         43707610   1,886,848  41,299 SH          Sole           None     Sole
Honeywell
  International          COM         43851610     662,895  14,011 SH          Sole           None     Sole
Hewlett-Packard
  Company                COM         42823610   1,117,881  35,418 SH          Sole           None     Sole
IBM                      COM         45920010   2,669,510  31,406 SH          Sole           None     Sole
ImmunexCorporation       COM         45252810   2,077,075  51,128 SH          Sole           None     Sole
IntelCorporation         COM         45814010   8,739,920 290,725 SH          Sole           None     Sole
IntuitInc.               COM         46120210     838,047  21,250 SH          Sole           None     Sole
i2TechnologiesInc.       COM         46575410   1,555,288  28,603 SH          Sole           None     Sole
JDSUniphase
  Corporation            COM         46612J10   3,438,760  82,489 SH          Sole           None     Sole
Johnson&Johnson          COM         47816010   2,721,119  25,900 SH          Sole           None     Sole
JuniperNetworksInc.      COM         48203R10   1,758,950  13,953 SH          Sole           None     Sole
KLA-TencorCorporation    COM         48248010     613,517  18,212 SH          Sole           None     Sole
Kimberly-ClarkCorp.      COM         49436810     735,176  10,400 SH          Sole           None     Sole
Coca-ColaCompanyThe      COM         19121610   2,671,500  43,840 SH          Sole           None     Sole
KrogerCompanyThe         COM         50104410     430,781  15,918 SH          Sole           None     Sole
MBNACorporation          COM         55262L10     594,694  16,100 SH          Sole           None     Sole
LinearTechnologyCorp.    COM         53567810   1,772,393  38,322 SH          Sole           None     Sole
EliLilly&Co.             COM         53245710   1,972,925  21,200 SH          Sole           None     Sole
LucentTechnologies
  Inc.                   COM         54946310     804,182  59,569 SH          Sole           None     Sole
Level3Communications     COM         52729N10     555,548  16,931 SH          Sole           None     Sole
McDonald'sCorporation    COM         58013510     720,800  21,200 SH          Sole           None     Sole
McLeodUSAInc.            COM         58226610     481,761  34,107 SH          Sole           None     Sole
MedtronicInc.            COM         58505510   1,352,279  22,398 SH          Sole           None     Sole
MedImmuneInc.            COM         58469910   1,043,355  21,879 SH          Sole           None     Sole
MerrillLynch&Co.Inc.     COM         59018810     927,350  13,600 SH          Sole           None     Sole
MetLifeInc.              COM         59156R10     367,500  10,500 SH          Sole           None     Sole
Metromedia
  FiberNetwork           COM         59168910     381,358  37,665 SH          Sole           None     Sole
Millennium
  Pharmaceutical         COM         59990210     996,188  16,100 SH          Sole           None     Sole
PhilipMorris
  Companies              COM         71815410   1,812,800  41,200 SH          Sole           None     Sole
MolexInc.                COM         60855410     364,479  10,267 SH          Sole           None     Sole
MotorolaInc.             COM         62007610     789,244  38,975 SH          Sole           None     Sole
Merck&Co.Inc.            COM         58933110   3,934,029  42,019 SH          Sole           None     Sole
MicrosoftCorporation     COM         59491810   9,737,688 224,500 SH          Sole           None     Sole
MicronTechnologyInc.     COM         59511210     372,750  10,500 SH          Sole           None     Sole
MorganStanley
  DeanWitt.              COM         61744644   1,537,450  19,400 SH          Sole           None     Sole
MaximIntegrated
  Products               COM         57772K10   1,724,071  36,059 SH          Sole           None     Sole
NortelNetworksCorp.      COM         65656810   1,777,032  55,424 SH          Sole           None     Sole
NetworkApplianceInc.     COM         64120L10   1,810,986  28,214 SH          Sole           None     Sole
NextelCommunications     COM         65332V10   2,011,606  81,277 SH          Sole           None     Sole
BankOneCorporation       COM         06423A10     732,500  20,000 SH          Sole           None     Sole
OracleCorporation        COM         68389X10   7,652,244 263,303 SH          Sole           None     Sole


                                6




PalmInc.                 COM         69664210   1,357,330  47,941 SH          Sole           None     Sole
PaychexInc.              COM         70432610   1,650,673  33,947 SH          Sole           None     Sole
SprintPCSGroup           COM         85206150     316,781  15,500 SH          Sole           None     Sole
PepsiCoInc.              COM         71344810   1,382,794  27,900 SH          Sole           None     Sole
PfizerInc.               COM         71708110   5,226,704 113,624 SH          Sole           None     Sole
Procter&GambleCo.The     COM         74271810   1,921,719  24,500 SH          Sole           None     Sole
PharmaciaCorporation     COM         71713U10   1,469,368  24,088 SH          Sole           None     Sole
PMC-SierraInc.           COM         69344F10   1,040,916  13,239 SH          Sole           None     Sole
ParametricTechnology     COM         69917310     405,907  30,207 SH          Sole           None     Sole
PeopleSoft
  Incorporated           COM         71271310   1,372,963  36,920 SH          Sole           None     Sole
QwestCommunications
  Int.                   COM         74912110   1,142,752  27,872 SH          Sole           None     Sole
QUALCOMMInc.             COM         74752510   6,367,313  77,473 SH          Sole           None     Sole
RationalSoftwareCorp.    COM         75409P20     486,719  12,500 SH          Sole           None     Sole
RoyalDutch
  PetroleumCo.           COM         78025780   2,319,544  38,300 SH          Sole           None     Sole
RFMicroDevicesInc.       COM         74994110     341,515  12,447 SH          Sole           None     Sole
SanminaCorporation       COM         80090710   1,087,462  14,192 SH          Sole           None     Sole
SBCCommunicationsInc.    COM         78387G10   2,882,906  60,375 SH          Sole           None     Sole
StarbucksCorporation     COM         85524410     881,858  19,929 SH          Sole           None     Sole
CharlesSchwabCorp.The    COM         80851310     742,006  26,150 SH          Sole           None     Sole
SiebelSystemsInc.        COM         82617010   2,962,854  43,813 SH          Sole           None     Sole
Schering-PloughCorp.     COM         80660510   1,583,325  27,900 SH          Sole           None     Sole
SaraLeeCorp.             COM         80311110     471,600  19,200 SH          Sole           None     Sole
SouthernCompanyThe       COM         84258710     428,925  12,900 SH          Sole           None     Sole
StaplesInc.              COM         85503010     350,241  29,650 SH          Sole           None     Sole
PanAmSatCorporation      COM         69793310     501,998  14,472 SH          Sole           None     Sole
Smurfit-Stone
  Container              COM         83272710     248,709  16,650 SH          Sole           None     Sole
SunMicrosystemsInc.      COM         86681010   4,413,728 158,340 SH          Sole           None     Sole
SyscoCorporation         COM         87182910     364,080  12,136 SH          Sole           None     Sole
AT&TCorporation          COM         195710     1,160,024  67,005 SH          Sole           None     Sole
TargetCorporation        COM         8.76E+14     529,094  16,406 SH          Sole           None     Sole
TellabsInc.              COM         87966410   1,309,783  23,182 SH          Sole           None     Sole
TimeWarnerInc.           COM         88731510   1,239,708  23,731 SH          Sole           None     Sole
TexasInstruments         COM         88250810   1,492,313  31,500 SH          Sole           None     Sole
TycoInt'l.Ltd.(NEW)      COM         90212410   1,724,163  31,066 SH          Sole           None     Sole
UnileverN.V.             COM         90478470     638,312  10,142 SH          Sole           None     Sole
USANetworksInc.          COM         90298410     473,323  24,351 SH          Sole           None     Sole
U.S.Bancorp(NEW)         COM         90297310     395,549  13,552 SH          Sole           None     Sole
ViacomInc.               COM         92552430   1,266,691  27,095 SH          Sole           None     Sole
VeriSignInc.             COM         9.23E+14     943,294  12,715 SH          Sole           None     Sole
VeritasSoftwareCorp.     COM         92343610   3,074,050  35,132 SH          Sole           None     Sole
VoiceStream
  WirelessCorp           COM         92861510   1,759,428  17,485 SH          Sole           None     Sole
VitesseSemiconductor     COM         92849710     854,965  15,457 SH          Sole           None     Sole
VerizonCommunications    COM         92343V10   2,444,647  48,771 SH          Sole           None     Sole
WalgreenCompany          COM         93142210     832,069  19,900 SH          Sole           None     Sole
WorldComInc.             COM         98157D10   1,748,827 124,361 SH          Sole           None     Sole
WellsFargo&Company       COM         94974610   1,645,120  29,542 SH          Sole           None     Sole


                                7




WasteManagement
  Inc.NEW                COM         94106L10     300,893  10,843 SH          Sole           None     Sole
Wal-MartStoresInc.       COM         93114210   4,309,606  81,122 SH          Sole           None     Sole
XilinxIncorporated       COM         98391910   1,789,189  38,790 SH          Sole           None     Sole
ExxonMobilCorporation    COM         30231G10   5,444,374  62,624 SH          Sole           None     Sole
Nextlink
  Communications         COM         98376410     368,202  20,671 SH          Sole           None     Sole
Yahoo!Inc.               COM         98433210     788,526  26,148 SH          Sole           None     Sole
                                     Total:              $259,481











































                                                                8
02618001.AA1